RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Operations (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (871,798,158)	$ (54,303,650)	$ (54,304,650)	$ (63,467,875)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	196,306,266	191,473,711	191,473,711	188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	65,318,734	59,043,747	54,862,784	62,139,949
Basic and diluted net loss per share, Non-redeemable common stock	$ (13.35)	$ (0.92)	$ (0.99)	$ (1.02)
As Previously Reported | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		$ (155,614)	$ (156,614)	$ (2,521,839)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption		199,815,911	199,815,911	199,798,408
Basic and diluted net income per share, Class A common stock subject to possible redemption		$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		53,784,534	51,169,291	54,384,479
Basic and diluted net loss per share, Non-redeemable common stock		$ 0.00	$ 0.00	$ (0.05)
As Adjustments | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		$ (54,148,036)	$ (54,148,036)	$ (60,946,036)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption		(8,342,200)	(8,342,200)	(11,529,798)
Basic and diluted net income per share, Class A common stock subject to possible redemption		$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		5,259,213	3,693,493	7,755,470
Basic and diluted net loss per share, Non-redeemable common stock		$ (0.92)	$ (0.99)	$ (0.97)